A, B, C, Select Shares | JPMorgan US Large Cap Value Plus Fund
JPMorgan U.S. Large Cap Value Plus Fund Class/Ticker: A/JTVAX; C/JTVCX; Select/JTVSX
What is the goal of the Fund?
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in "How to Do Business with the Funds — SALES CHARGES" on page 80 of the prospectus and in "PURCHASES, REDEMPTIONS AND EXCHANGES" in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees - A, B, C, Select Shares JPMorgan US Large Cap Value Plus Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%		none	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - A, B, C, Select Shares JPMorgan US Large Cap Value Plus Fund		Class A	Class C	Select Class
Management Fees		1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		1.05%	1.05%	0.98%
Dividend Expenses on Short Sales		0.44%	0.44%	0.44%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.36%	0.36%	0.29%
Total Annual Fund Operating Expenses		2.30%	2.80%	1.98%
Fee Waivers and Expense Reimbursements	[1]	(0.61%)	(0.61%)	(0.54%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.69%	2.19%	1.44%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, Dividend Expenses on Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.25%, 1.75% and 1.00% respectively of their average daily net assets. This contract cannot be terminated prior to 11/1/12 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - A, B, C, Select Shares JPMorgan US Large Cap Value Plus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	688	1,150	1,638	2,978
Class C	322	811	1,425	3,084
Select Class	147	569	1,018	2,263

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - A, B, C, Select Shares JPMorgan US Large Cap Value Plus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	688	1,150	1,638	2,978
Class C	222	811	1,425	3,084
Select Class	147	569	1,018	2,263

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate (including short sales) was 105% of the average value of its portfolio.

What are the Fund's main investment strategies?

Under normal circumstances, at least 80% of the value of the Fund's Assets, which are expected to include both long and short positions, will be invested in and/or have exposure to equity securities and derivatives on those securities of large capitalization, U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large capitalization companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. As of the last reconstitution of the Russell 1000 Value Index on June 30, 2011, the market capitalizations of the companies in the index ranged from $661 million to $401 billion. In implementing its strategies, the Fund invests primarily in common stocks.

"Plus" in the Fund's name refers to the additional return the Fund endeavors to add both relative to the Russell 1000® Value Index as well as relative to traditional strategies that do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund's adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund's net exposure to the market at a level similar to a traditional "long only" strategy. Short sales involve the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). However the long and short positions held by the Fund will vary in size as market opportunities change. The Fund's long positions and their equivalents will range between 90% and 150% of the value of the Fund's net assets. The Fund's short positions will range between 0% and 50% of the value of the Fund's net assets. In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the value of the short positions will decline faster than the long positions.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company's real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser buys and sells, as well as shorts and covers shorts in equity securities and derivatives on those securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys and covers shorts in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria such as:

•	catalysts that could trigger a rise in a stock's price;

•	high potential reward compared to potential risk; and

•	temporary mispricings caused by apparent market overreactions.

The Fund's Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the Adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Short Selling Risk The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund's losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company's value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Select Class Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and the life of the Fund. The table compares that performance to the Russell 1000® Value Index and the Lipper Long/Short Equity Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	21.91%
Worst Quarter	4th quarter, 2008	–19.80%
The Fund's year-to-date total return through 9/30/11 was –15.85%.
AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2010)
Average Annual Total Returns - A, B, C, Select Shares JPMorgan US Large Cap Value Plus Fund	Past 1 Year	Life of Fund	Inception Date
Select Class	12.15%	(3.26%)	Nov. 30, 2007
Select Class Return After Taxes on Distributions	8.97%	(4.34%)	Nov. 30, 2007
Select Class Return After Taxes on Distributions and Sale of Fund Shares	8.19%	(3.29%)	Nov. 30, 2007
Class A	5.95%	(5.18%)	Nov. 30, 2007
Class C	10.27%	(3.98%)	Nov. 30, 2007
RUSSELL 1000 VALUE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	15.51%	(4.61%)
LIPPER LONG/SHORT EQUITY FUNDS INDEX (Reflects No Deduction for Taxes)	5.93%	(5.00%)

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.